Accounts and Other Receivables - Summary of ECLs and Credit Risk Exposures for Accounts and Other Receivables (Details) ₩ in Millions, $ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Accounts receivables
Trade And Other Receivables [Line Items]
Carrying amount	₩ 53,304		₩ 60,340
Loss allowance	689		579	₩ 165	₩ 22
Other receivables
Trade And Other Receivables [Line Items]
Carrying amount	1,085		13
Loss allowance	₩ 5		₩ 5	₩ 4	₩ 84
Not due or overdue less than 90 days | Expected Credit Losses and Credit Risk Exposures | Accounts receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.10%	0.10%	0.10%
Carrying amount	₩ 52,173		₩ 57,661
Loss allowance	₩ 64		₩ 54
Not due or overdue less than 90 days | Expected Credit Losses and Credit Risk Exposures | Other receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Carrying amount	₩ 1,080		₩ 8
Loss allowance	₩ 0		₩ 0
More than 90 days ~ Less than 180 days | Expected Credit Losses and Credit Risk Exposures | Accounts receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.10%	0.10%	5.00%
Carrying amount	₩ 438		₩ 2,138
Loss allowance	₩ 0		₩ 107
More than 90 days ~ Less than 180 days | Expected Credit Losses and Credit Risk Exposures | Other receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Carrying amount	₩ 0		₩ 0
Loss allowance	₩ 0		₩ 0
More than 180 days ~ Less than 270 days | Expected Credit Losses and Credit Risk Exposures | Accounts receivables
Trade And Other Receivables [Line Items]
Expected loss rate	73.20%	73.20%	55.30%
Carrying amount	₩ 243		₩ 276
Loss allowance	₩ 178		₩ 153
More than 180 days ~ Less than 270 days | Expected Credit Losses and Credit Risk Exposures | Other receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Carrying amount	₩ 0		₩ 0
Loss allowance	₩ 0		₩ 0
More than 270 days ~ Less than 1 year | Expected Credit Losses and Credit Risk Exposures | Accounts receivables
Trade And Other Receivables [Line Items]
Expected loss rate	98.80%	98.80%	99.90%
Carrying amount	₩ 237		₩ 79
Loss allowance	₩ 234		₩ 79
More than 270 days ~ Less than 1 year | Expected Credit Losses and Credit Risk Exposures | Other receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.00%	0.00%	0.00%
Carrying amount	₩ 0		₩ 0
Loss allowance		$ 0	₩ 0
More than 1 year | Expected Credit Losses and Credit Risk Exposures | Accounts receivables
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%	100.00%
Carrying amount	₩ 213		₩ 186
Loss allowance	₩ 213		₩ 186
More than 1 year | Expected Credit Losses and Credit Risk Exposures | Other receivables
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%	100.00%
Carrying amount	₩ 5		₩ 5
Loss allowance		$ 5	₩ 5